Loans and Borrowings - Summary of Refundable and Conditional Advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Net book value	€ 3,229		€ 3,229
BPI FRANCE - IT-DIAB
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Grant date	Dec. 23, 2008	Dec. 23, 2008
Refundable and conditional advances, Total amount allocated	€ 3,229	€ 3,229	3,229
Refundable and conditional advances, Receipts	3,229	3,229	3,229
Refundable and conditional advances, Repayments	0	0	0
Refundable and conditional advances, Effects of discounting	0	0	€ 0
Refundable and conditional advances, Net book value	€ 3,229	€ 3,229